Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	S/ 209,258	S/ 356,338
Cumbra Peru S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	170,063	258,852
Cumbra Ingenieria S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	24,177	25,823
Unna Transporte S.A.C. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	10,291	6,298
Unna Energia S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	4,718	1,512
Adexus S.A. [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables		63,853
Others [Member]
Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries [Line Items]
Unbilled receivables	S/ 9